Note Borrowings (Maximum aggregate balance of short term borrowings) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Abstract]
Outstanding balance at the end of period	$ 1,200	$ 1,200
Maximum aggregate balance outstanding at any month-end	31,200	128,200
Average monthly aggregate balance outstanding	$ 6,266	$ 4,501
Weighted average interest rate at December 31	9.00%	9.00%
Weighted average interest rate for the year	2.15%	2.69%